Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Abstract]
License, Useful life	20 years	20 years
License	$ 247,400	$ 247,400
Less: accumulated amortization	(9,277)	(6,185)
Total	$ 238,123	$ 241,215